Schedule I Condensed Parent Company Statement of Operations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 01, 2016	Jun. 02, 2016	Mar. 03, 2016	Dec. 03, 2015	Sep. 03, 2015	Jun. 04, 2015	Mar. 05, 2015	Dec. 04, 2014	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Condensed Income Statements, Captions [Line Items]
Net sales	$ 3,217	$ 2,898	$ 2,934	$ 3,350	$ 3,600	$ 3,853	$ 4,166	$ 4,573	$ 12,399	$ 16,192	$ 16,358
Cost of goods sold									9,894	10,977	10,921
Gross margin	579	498	579	849	970	1,202	1,405	1,638	2,505	5,215	5,437
Selling, general, and administrative									659	719	707
Research and development									1,617	1,540	1,371
Other operating (income) expense, net									(6)	(45)	232
Operating income (loss)	(32)	(27)	(5)	232	427	631	855	1,085	168	2,998	3,087
Other non-operating income (expense), net									(54)	(53)	(25)
Income from continuing operations before equity method investments, income taxes, and noncontrolling interest									(281)	2,609	2,733
Income tax (provision) benefit									(19)	(157)	(128)
Equity in net income (loss) of equity method investees									25	447	474
Net income (loss) attributable to Micron	$ (170)	$ (215)	$ (97)	$ 206	$ 471	$ 491	$ 934	$ 1,003	(276)	2,899	3,045
Other comprehensive income (loss)									(48)	(44)	(7)
Comprehensive income (loss) attributable to Micron									(324)	2,856	3,038
Micron Technology, Inc.
Condensed Income Statements, Captions [Line Items]
Net sales									5,529	5,547	5,819
Cost of goods sold									3,625	3,329	3,514
Gross margin									1,904	2,218	2,305
Selling, general, and administrative									266	299	264
Research and development									1,500	1,483	1,389
Other operating (income) expense, net									26	(12)	251
Operating income (loss)									112	448	401
Interest income (expense), net									(348)	(273)	(209)
Other non-operating income (expense), net									182	(85)	(119)
Income from continuing operations before equity method investments, income taxes, and noncontrolling interest									(54)	90	73
Income tax (provision) benefit									10	38	18
Equity in earnings (loss) of subsidiaries									(224)	2,773	2,956
Equity in net income (loss) of equity method investees									(8)	(2)	(2)
Net income (loss) attributable to Micron									(276)	2,899	3,045
Other comprehensive income (loss)									(48)	(43)	(7)
Comprehensive income (loss) attributable to Micron									$ (324)	$ 2,856	$ 3,038